ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	March 31, 2023	June 30, 2022
Accounts and other payables	$458,410	$715,902
Accruals	385,724	909,187
Deferred consideration*	399,250	—
Other	355,447	—
Total	$1,598,831	$1,625,089

*	The deferred consideration relates to:

a) the second payment of $181,750 for bonus payments to be made on behalf of the selling shareholders of IFP due on the six-month anniversary of the closing date of the IFP Acquisition, being April 4, 2023, and

b) the fair value of $217,500 in relation to 500,000 Series C Preferred Stock that are being held back from the IFP Sellers for one year after the IFP Acquisition date to secure potential indemnification claims by the Company against the IFP Sellers. See Note 4 for further details of the IFP Acquisition.

NOTE 5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	June 30, 2022	June 30, 2021
Accounts and other payables	$715,902	$1,355,894
Accruals	909,187	112,074
Total	$1,625,089	$1,467,968

As on June 30, 2022 the company accrued $909,187 of which $634,518 relates to development and regulatory approval expenses, legal & consulting fees $ 136,324, audit and accounting service fees $ 99,454, and other general and administrative expenses $38,891.